Common Stock Equity of Contributed Entities and Additional Paid-In Capital - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Common stock, share authorized		450,000,000	450,000,000
Common stock, par value		$ 0.001	$ 0.001
Preferred stock, share authorized		50,000,000	50,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Common stock, share issued		18,244,671	0
Shares exchanged upon right to receive common stock	1.0667
Capital contribution			$ 18,824,000	$ 22,247,000
Repayment of outstanding principal			12,400,000	10,257,000
Transaction cost		$ 3,080,000
Professional Fees		820,000
Recognized transaction costs		1,745,000
Distributions/re-imbursements to Stockholders		1,248,000	0	13,457,000
Equity Incentive Plan [Member]
Stockholders Equity Note [Line Items]
Percentage of outstanding stock	15.00%
Equity Incentive Plan [Member] | General and Administrative Expenses [Member]
Stockholders Equity Note [Line Items]
Stock compensation expense		$ 143,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Stockholders Equity Note [Line Items]
Restricted shares issued	33,222	0
Fourth Installment Payment [Member]
Stockholders Equity Note [Line Items]
Installment payment			6,424,000
Fourth Installment Payment [Member] | Pyxis Theta Vessel [Member]
Stockholders Equity Note [Line Items]
Installment payment				5,550,000
First Installment Payment [Member] | Pyxis Epsilon Vessel [Member]
Stockholders Equity Note [Line Items]
Installment payment				6,440,000
Second Installment Payment [Member] | Pyxis Epsilon Vessel [Member]
Stockholders Equity Note [Line Items]
Installment payment				$ 6,440,000
Third Installment Payment [Member] | Pyxis Epsilon Vessel [Member]
Stockholders Equity Note [Line Items]
Installment payment			$ 6,424,000
Maritime Investors [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	7,002,445
LS shareholders [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	931,761
Transaction cost		$ 625,000
Maxim Group LLC [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	310,465
Transaction cost		1,635,000
Cash paid to related party		300,000
Issuance of restricted stock, compensation cost		$ 1,335,000
Maritime Investors [Member]
Stockholders Equity Note [Line Items]
Common stock, share issued		10,000,000